UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400
         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     February 08, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $202,892 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      235     3582 SH       SOLE                        0        0     3582
AUTOMATIC DATA PROCESSING IN   COM              053015103     6421   144782 SH       SOLE                        0        0   144782
AUTOZONE INC                   COM              053332102      215     2352 SH       SOLE                        0        0     2352
BEMIS INC                      COM              081437105     7015   241143 SH       SOLE                        0        0   241143
BIOMET INC                     COM              090613100     6581   151666 SH       SOLE                        0        0   151666
BP PLC                         SPONSORED ADR    055622104      381     6520 SH       SOLE                        0        0     6520
CARDINAL HEALTH INC            COM              14149Y108     7444   128014 SH       SOLE                        0        0   128014
CHEVRONTEXACO CORP             COM              166764100      387     7366 SH       SOLE                        0        0     7366
CISCO SYS INC                  COM              17275R102     6329   327612 SH       SOLE                        0        0   327612
Clipper Fund                   EQ MF            188850101      519     5788 SH       SOLE                        0        0     5788
COMPUTER SCIENCES CORP         COM              205363104     6742   119601 SH       SOLE                        0        0   119601
CONAGRA FOODS INC              COM              205887102     7248   246115 SH       SOLE                        0        0   246115
CVS CORP                       COM              126650100     6987   155021 SH       SOLE                        0        0   155021
Dodge & Cox Stock Fund         EQ MF            256219106     3399    26104 SH       SOLE                        0        0    26104
Dreyfus Appreciation Fund      EQ MF            261970107     3631    93836 SH       SOLE                        0        0    93836
EXXON MOBIL CORP               COM              30231g102     1083    21123 SH       SOLE                        0        0    21123
FIRST DATA CORP                COM              319963104     6190   145520 SH       SOLE                        0        0   145520
FRANKLIN RES INC               COM              354613101     6732    96660 SH       SOLE                        0        0    96660
GENERAL ELEC CO                COM              369604103      283     7745 SH       SOLE                        0        0     7745
Harbor Capital Appreciation Fu EQ MF            411511504     3793   132293 SH       SOLE                        0        0   132293
Harbor International Fund      EQ MF            411511306      636    14884 SH       SOLE                        0        0    14884
HEWLETT PACKARD CO             COM              428236103     5933   282913 SH       SOLE                        0        0   282913
HOME DEPOT INC                 COM              437076102     7475   174888 SH       SOLE                        0        0   174888
ILLINOIS TOOL WKS INC          COM              452308109     6778    73128 SH       SOLE                        0        0    73128
INTERNATIONAL BUSINESS MACHS   COM              459200101      490     4968 SH       SOLE                        0        0     4968
JOHNSON & JOHNSON              COM              478160104     6932   109308 SH       SOLE                        0        0   109308
KOHLS CORP                     COM              500255104     6015   122330 SH       SOLE                        0        0   122330
MCDONALDS CORP                 COM              580135101     7084   220949 SH       SOLE                        0        0   220949
MEDTRONIC INC                  COM              585055106     7234   145634 SH       SOLE                        0        0   145634
Meridian Small Cap Growth Fund EQ MF                           986    26483 SH       SOLE                        0        0    26483
MICROSOFT CORP                 COM              594918104     6314   236284 SH       SOLE                        0        0   236284
Mutual Beacon Fund             EQ MF            628380305     3635   228059 SH       SOLE                        0        0   228059
PFIZER INC                     COM              717081103     6160   229096 SH       SOLE                        0        0   229096
Royce Premier Fund 1           EQ MF            780905600     4436   293393 SH       SOLE                        0        0   293393
SHERWIN WILLIAMS CO            COM              824348106     6942   155551 SH       SOLE                        0        0   155551
SIGMA ALDRICH CORP             COM              826552101     6404   105917 SH       SOLE                        0        0   105917
STATE STR CORP                 COM              857477103     6315   128556 SH       SOLE                        0        0   128556
SUNGARD DATA SYS INC           COM              867363103     6281   221692 SH       SOLE                        0        0   221692
SYSCO CORP                     COM              871829107     7424   194506 SH       SOLE                        0        0   194506
TARGET CORP                    COM              87612E106      670    12905 SH       SOLE                        0        0    12905
VALSPAR CORP                   COM              920355104      780    15605 SH       SOLE                        0        0    15605
Vanguard Index 500             EQ MF            922908108     5627    50405 SH       SOLE                        0        0    50405
Vanguard International Growth  EQ MF            921910204      643    34118 SH       SOLE                        0        0    34118
WAL MART STORES INC            COM              931142103     5872   111166 SH       SOLE                        0        0   111166
Wasatch Small Cap Growth Fund  EQ MF            936772102     4211   106722 SH       SOLE                        0        0   106722